Trade receivables (Details) - GBP (£)	Jun. 30, 2026	Jun. 30, 2025
Trade receivables
Trade receivables	£ 132,197,000	£ 177,147,000
Less: non-current portion
Trade receivables	42,913,000	43,419,000
Current trade receivables	89,284,000	133,728,000
Transfer fees receivable	67,935,000	102,614,000
Deferred revenue contractually payable to Group	20,569,000	47,270,000
Gross contractual trade receivables pre discounting	138,550,000	184,522,000
Due after 1 year
Less: non-current portion
Transfer fees receivable	42,913,000	43,419,000
Cost / gross value
Trade receivables
Trade receivables	137,590,000	197,532,000
Accumulated impairment
Trade receivables
Trade receivables	£ (5,393,000)	£ (20,385,000)